STOCKHOLDERS EQUITY (DEFICIT) (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 02, 2025	Jul. 31, 2025	Feb. 25, 2022	Jun. 30, 2025	Mar. 31, 2024	Dec. 31, 2021	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 20, 2025	May 14, 2025
Common stock, shares authorized									200,000,000	200,000,000
Common stock, Par Value									$ 0.0001	$ 0.0001
Preferred stock, shares authorized													225,000,000
Preferred stock, Par Value													$ 0.0001
Common stock shares issued									25,615,000	24,234,982
Common stock, shares outstanding									25,615,000	24,234,982
Authorized capital													600,000,000
Loss on exercise of warrants									$ (60,000)	$ 0
Issuance of shares of common stock for services, value					$ 58,000				58,000	122,000
Issued shares of common stock from convertible note, amount				$ 12,125,928
Balance, amount		$ 15,413,878		(405,141)	(76,960)		$ (287,989)	$ (76,960)	(76,960)	(10,672)
Net loss							(2,620,369)	(782,294)	(1,171,439)	(348,288)
Balance, amount				$ 15,413,878	(97,206)		$ 14,980,004	(183,845)	$ (287,989)	$ (76,960)	$ (10,672)
Common Stock [Member]
Cancellation of shares			1,000,000
Purchase up to shares of common stock			1,000,000
Purchase of shares during period			1,000,000
Purchase price per share			$ 0.10
Desription of investment			The investment was in excess of $50,000 entitling the investor to receive shares and warrants at a reduced price instead of at $0.20 per share from those investors investing less than $50,000. The investor failed to pay $75,000 of the aggregate investment and the Company has determined that the investor will not receive the benefit of the $0.10 per share price and its shares shall be calculated on the basis of $0.20 per share, for which there is an adjusted number of common shares (and no warrants), of 125,000 shares for the cash proceeds of $25,000 that the company received from the investor
Common stock, shares authorized									200,000,000
Common stock, Par Value									$ 0.0001	$ 0.0001
Common stock shares issued									25,615,000
Common stock, shares outstanding									25,615,000
Issuance of shares of common stock for cash									150,000	550,000	550,000
Proceeds from issuance of common stocks									$ 30,000	$ 100,000	$ 78,000
Issuance of shares of common stock for services, shares									100,000	600,000	617,482
Issuance of shares of common stock for services, value									$ 58,000	$ 122,000	$ 174,295
Common stock additional issued for cash										100,000	100,000
Proceeds from Additional issuance of common stocks										$ 20,000	$ 20,000
Issued shares of common stock from convertible note, share									1,100,000	500,000
Issued shares of common stock from convertible note, amount									$ 680,000	$ 60,000
Restricted common stock shares issue									30,018
Restricted common stock shares for the conversion of loan amount									$ 17,410
Common stock issued for warrant exercise											350,000
Cash proceeds from exercise of warrants											$ 35,000
Common Class B [Member]
Common stock, shares authorized													50,000,000
Common stock, Par Value													$ 0.0001
Series A Preferred Stock [Member]
Preferred stock, shares authorized							25,000,000
Preferred stock, Par Value							$ 0.015					$ 0.0001
Preferred stock, shares issued							24,555,000		0
Preferred stock, shares outstanding							24,555,000		0
Conversion of stock, type of stock converted							holders converted 250,000 shares of Series A Preferred Stock into 750,000 shares of Common Stock
Series B Convertible Preferred Stock [Member]
Preferred stock, Par Value												0.0001
Series C Convertible Preferred Stock [Member]
Preferred stock, Par Value												0.0001
Series D Convertible Preferred Stock [Member]
Preferred stock, Par Value												$ 0.0001
Series B, Preferred Stock
Preferred stock, shares authorized							100
Preferred stock, Par Value							$ 100
Preferred stock, shares issued							4		0
Preferred stock, shares outstanding							4		0
Series C Preferred Stock [Member]
Preferred stock, shares authorized							329,289
Preferred stock, shares issued							329,288		0
Preferred stock, shares outstanding							329,288		0
Series D Preferred Stock [Member]
Preferred stock, shares authorized							115,502
Preferred stock, shares issued							115,502		0
Preferred stock, shares outstanding							115,502		0
Warrants [Member]
Purchase shares of common stock	1,600,000
Deferred offering cost							$ 990,614
Number of common stock, sold						2,000,000
Per Share Price						$ 0.10
Aggregate Value						$ 200,000
Discount Rate						50.00%
Warrants tranches 1 [Member]
Purchase shares of common stock	400,000
Exercise price	$ 0.70
Warrants tranches 2 [Member]
Purchase shares of common stock	400,000
Exercise price	$ 1.00
Warrants tranches 3 [Member]
Purchase shares of common stock	400,000
Exercise price	$ 1.30
Warrants tranches 4 [Member]
Purchase shares of common stock	400,000
Exercise price	$ 1.60
Changes In Equity [Member]
Issuance of shares of common stock for cash									150,000
Proceeds from issuance of common stocks									$ 30,000
Loss on exercise of warrants									(60,000)
Issuance of shares of common stock for services, shares										600,000
Issuance of shares of common stock for services, value										$ 122,000
Balance, amount					$ (76,960)		$ (287,989)	$ (76,960)	$ (76,960)	$ (10,672)
Issuance of restricted common stock, shares									30,018
Issuance of restricted common stock, amount									$ 17,410
Issuance of restricted common stock shares for conversion of loan, amount									$ 540,000
Issuance of restricted common stock shares for conversion of loan, shares									900,000
Issuance of restricted common stock shares interest convertible loan, shares									200,000	500,000
Issuance of restricted common stock shares interest convertible loan, amount									$ 120,000	$ 60,000
Adjustment for officers' payroll									$ 135,000
Sale of restricted common stock shares									100,000	550,000
Sale of restricted common stock shares, value									$ 58,000	$ 100,000
Net loss									(1,171,439)	(348,288)
Balance, amount									$ (287,989)	$ (76,960)	$ (10,672)
Equity Purchase Agreement [Member]
Number of shares to be issued as fee		598,404
Equity line of credit agreement, maximum commitment amount		$ 15,000,000
Commitment fee amount		$ 450,000